Principal accounting policies (Basis of preparation) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Principal accounting policies [abstract]
Net current liabilities	¥ 80,839	¥ 76,407
Undrawn available banking facilities	¥ 295,700